INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Components of Consolidated Statement of Financial Position
Trade receivables	$ 195,792,999	$ 207,320,974
Trade receivables
Components of Consolidated Statement of Financial Position
Allowance for credit notes to be issued		(2,905,624)
Deferred checks	3,629,761	11,295,922
Trade receivables	195,792,999	207,320,974
Trade receivables | Gross carrying amount
Components of Consolidated Statement of Financial Position
Trade debtors	199,027,684	205,057,590
Trade receivables | Accumulated Impairment
Components of Consolidated Statement of Financial Position
Trade debtors	(7,222,011)	(7,050,280)
Shareholders and other related parties | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	135,713	141,224
Joint ventures and associates | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	$ 221,852	$ 782,142